Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
The following description of the FirstBank 401(k) Savings Plan and Trust (the “Plan”) provides only general information. Participants should refer to the plan agreement for a complete description of the Plan’s provisions.
As used in this report, references to “we,” “our,” “us,” “FB Financial,” or the “Company” refer to FB Financial Corporation, a Tennessee corporation, and our wholly owned banking subsidiary, FirstBank, a Tennessee state-chartered bank, unless otherwise indicated or the context otherwise requires. References to “Bank” or “FirstBank” refer to FirstBank, our wholly owned banking subsidiary.
General:
The Plan is a defined contribution plan covering substantially all employees of FB Financial Corporation (the "Plan Sponsor") who have completed 90 days of full-time service or 12 months of part-time service and have attained the age of 21. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”). Plan assets are held in trust by State Street Bank and Trust Company (the “Trustee”).
Plan amendments:
Effective January 1, 2025, the Plan was amended to update the employer matching contribution whereby the Company will make matching contributions on a payroll basis in the amount of 100 percent of the first two percent of eligible compensation plus 50 percent of the next four percent of eligible compensation that individual participants contribute to the Plan. Additionally, the Plan was amended effective April 1, 2025 to allow for in-plan Roth conversion contributions.
On July 1, 2025, the Company completed its merger with Southern States Bancshares, Inc. and its wholly-owned subsidiary, Southern States Bank, with the Company continuing as the surviving entity. As a result of the merger, the Plan was amended July 1, 2025 to recognize prior service with Southern States Bank for purposes of eligibility and vesting.
Contributions:
Each year, participants may contribute pre-tax and/or Roth 401(k) after-tax amounts, up to the limitations set forth in the Internal Revenue Code (“IRC”), as defined in the Plan. Additionally, participants who have attained the age of 50 before the end of the plan year are also eligible to make catch-up contributions up to the limitations set forth in the IRC. Participants may also contribute amounts representing distributions from other qualified defined benefit or defined contribution plans. Participants direct the investment of their contributions into various investment options offered by the Plan. The Plan includes an auto-enrollment provision whereby all newly eligible employees are automatically enrolled in the Plan unless they affirmatively elect not to participate in the Plan. Automatically enrolled participants have their deferral rate initially set at three percent of eligible compensation and their contributions invested in a designated balanced fund until changed by the participant. Participants who enter the Plan under the auto-enrollment feature will automatically have their contribution percentage increased by one percent each year up to a maximum of six percent. In accordance with the amendment disclosed above, effective January 1, 2025 the Company makes matching contributions on a payroll basis in the amount of one hundred percent on the first two percent of eligible compensation, as defined, that individual participants contribute to the Plan, plus fifty percent of the next four percent of eligible compensation that individual participants contribute to the Plan.
Participant accounts:
Each participant’s account is credited with the participant’s contributions, Company matching contributions, and Plan earnings. Participant accounts are charged with an allocation of administrative expenses that are paid by the Plan. Allocations are based on participant earnings, account balances or specific participant transactions, as defined. The benefit to which a participant is entitled is the balance in the participant’s vested account.
Note 1. Description of the Plan, Continued
Vesting:
Participants are vested immediately in their voluntary contributions plus earnings thereon. Vesting in the Plan Sponsor’s matching contribution portion of their accounts is based on years of continuous service. Vesting is on a ratable, three-year graduated basis, and participants are 100 percent vested after three years of credited service or upon permanent disability or death.
Notes receivable from participants:
As a result of the Company’s acquisition, participants that had both an account balance in their previous employer’s plan and an account that included a note receivable had these notes receivable transferred to the Plan. The loans are secured by the balance in the participant’s account and bear interest at 2% above the Prime Rate in place at the loan origination date. On December 31, 2025, the interest rate on all outstanding participant loans ranged from 5.25% to 10.50% with maturity dates ranging from January 2026 to March 2030. The interest rate is fixed for the life of the loan. Principal and interest is paid ratably through payroll deductions. On December 31, 2025, the Company executed an eighth amendment to the adoption agreement permitting participant loans under the plan effective January 1, 2026.
Payment of benefits:
On termination of service, a participant will receive an amount equal to the value of the participant’s vested interest in his or her account in a lump-sum amount as provided by the Plan. Hardship distributions are permitted upon demonstration of financial hardship, as defined. All fully vested balances are available for distribution after the participant reaches the age of 59 1/2.
Forfeited accounts:
At December 31, 2025 and 2024, forfeited accounts that have not been utilized totaled $10,136 and $15,779, respectively. These accounts are used to a) pay plan expenses, and b) reduce future Plan Sponsor contributions. Plan expenses of $74,032 and $62,483 were paid from forfeited accounts for the years ended December 31, 2025 and 2024, respectively. There were no reductions to Plan Sponsor contributions due to forfeited accounts for the years ended December 31, 2025 and 2024.